UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

SEMI-ANNUAL REPORT

June 30, 2014

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocation	5
Schedule of Investments
Congress Large Cap Growth Fund	6
Congress Mid Cap Growth Fund	8
Congress All Cap Opportunity Fund	10
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	22
Notes to Financial Statements	28
Expense Example	38
Additional Information	40
Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2014 to June 30, 2014

General Market Commentary:

For most market participants, the biggest surprise during the first half of 2014 was the bond rally which drove the 10 year Treasury yield down to 2.54% from 3.03% at year end.  The rally ensued following a weather induced, surprisingly bad -2.1% growth rate in first quarter gross domestic product (GDP).  Bonds maintained their strength as events in Ukraine and the Middle East continued to unfold.  As a result the Federal Reserve “tapering” in which the Fed diminished its monthly Treasury and agency bond purchasing did not result in higher rates, as many had expected.

The “lower for longer” in regards to interest rates proved beneficial for the stock market as the S&P 500 Index returned 7.14% for the period.  Notably, both the S&P 500 Index and the S&P 400 MidCap Index (+6.73%) outperformed the S&P 600 Small Cap Index (+2.6%) for the period.  In general, smaller company stocks have performed very well since 2009.  Utilities did particularly well as their dividend yields presented an attractive alternative for lower bond rates.  Positive returns were broad based with the exception of the consumer discretionary sector which was down marginally for the period.  Housing and retail are large components of the discretionary sector, and monthly data can be heavily swayed by weather and short term sentiment.

Performance Highlights:

Large Cap Growth

For the six month period from January 1, 2014 to June 30, 2014, the Fund’s Retail and Institutional Class shares returned 4.41% and 4.55% respectively compared with 6.31% for the Russell 1000 Growth Index.

All Cap Opportunity

For the six month period from January 1, 2014 to June 30, 2014, the Fund’s Retail and Institutional Class shares returned 5.87% and 6.01% respectively compared with 6.94% for the Russell 3000 Index.

Mid Cap Growth

For the six month period from January 1, 2014 to June 30, 2014, the Fund’s Retail and Institutional Class shares returned 2.06% and 2.13% respectively compared with 6.51% for the Russell Midcap Growth Index.

Portfolio Commentary:

Large Cap Growth

The portfolio held 42 stocks at period end diversified among 8 of the 10 S&P 500 sectors.  Technology represents 22.6% of the portfolio with Apple the single largest holding in the sector.  Relative to the Russell 1000 Growth Index, the energy, consumer discretionary and technology sectors provided the most positive returns.  The finance sector, in which the portfolio is overweight, was the biggest drag on relative return.  Intercontinental Exchange and Charles Schwab were negatively affected by low interest rates.  In June we sold the Facebook position as some of the company’s recent acquisitions present longer term risks, in our view.  Proceeds were split between Under Armour the athletic clothing and shoe manufacturer and W.W. Grainger, a supplier of tools and equipment to manufacturers and maintenance workers.

All Cap Opportunity

At the end of the reported period the Fund held 21 stocks in a range of sectors.  Several outperformed the Russell 3000 Index by wide margins, as rationality returned to market valuations and individual stocks were valued on fundamentals rather than general metrics.  For example, Palo Alto Networks gained traction from general cybersecurity market awareness and specific outsized revenue growth from a rapidly expanding customer base.  SuperValu gained in price as the market approved the private equity backed turnaround plan that renewed focus on select regional and discount grocery chains.  Offsetting these gains were stocks like Cardtronics, which reported strong earnings and raised their full-year 2014 revenue guidance, but some investors were focused on the upcoming 7-Eleven contract renewal due in 2017 that currently accounts for ~20% of total revenues.  Portfolio additions included Diamond Resorts International.  With the second largest vacation ownership portfolio of over 300 worldwide destinations, the company has an opportunity to participate in the resurgence in demand for time shares that are at 2003 levels and expected to grow over the coming years.

Mid Cap Growth

For the first six months of the year, the Russell Midcap Growth Index was driven by the performance of high beta, low Return on Equity, and nonearning stocks.  In other words, it was a difficult time to invest in a portfolio of high quality, low risk companies.  While short-term performance has not kept up with the pace of the benchmark, we remain committed to our view of “growth at a reasonable risk.”

The portfolio saw its first company acquired in quite some time when Oracle made an all-cash bid for MICROS Systems at a significant premium.  We also capitalized on the worldwide growth of smart devices and the “internet of things” with strong performance from Skyworks Solutions.  Balancing out this good news was disappointment in the Consumer Discretionary area with weak results from Wolverine Worldwide and PetSmart.

The committee made several changes to the holdings during the first six months of 2014 including the sale of Mylan upon reaching our market capitalization limit of $20 billion.  In an effort to improve our Industrial sector, we sold AO Smith and Wabtec and invested the proceeds in Graco and Lennox to capitalize on our strong construction and manufacturing outlook.

In Closing:

Thank you for the confidence you place in us and for your investment in the Funds.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.  Investments in small and mid-sized companies involve additional risks such as limited liquidity and greater volatility than larger companies.

The Congress All Cap Opportunity Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

The Congress Large Cap Growth Fund may invest in Exchange Traded Funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Diversification does not assure a profit or protect against loss in a declining market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The S&P 400 MidCap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.  The S&P 600 Small Cap Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.  The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Dividend yield measures the dividend per share of stock divided by the price per share of stock.

Beta is a measure of portfolio risk compared to the S&P 500 Index.

Return on equity measures a company’s efficiency at generating profits from shareholders’ equity.

Market capitalization measures the cumulative size of a company’s outstanding equity, measured by total common share equivalents outstanding multiplied by stock price.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATION at June 30, 2014 (Unaudited)

Congress Large Cap Growth Fund

Sector	Percent of Net Assets
Information Technology	22.6%
Industrials	13.1%
Consumer Discretionary	12.8%
Health Care	12.3%
Financials	9.6%
Consumer Staples	9.5%
Materials	9.2%
Energy	8.3%
Cash*	2.6%
Net Assets	100.0%

* Cash Equivalents and Liabilities in Excess of Other Assets.

Congress Mid Cap Growth Fund

Sector	Percent of Net Assets
Industrials	24.8%
Consumer Discretionary	21.7%
Information Technology	17.5%
Health Care	10.0%
Financials	7.2%
Consumer Staples	7.0%
Energy	5.1%
Materials	4.8%
Cash*	1.9%
Net Assets	100.0%

* Cash Equivalents and Liabilities in Excess of Other Assets.

Congress All Cap Opportunity Fund

Sector	Percent of Net Assets
Consumer Discretionary	22.4%
Information Technology	19.0%
Industrials	16.0%
Financials	7.8%
Health Care	7.8%
Materials	7.5%
Consumer Staples	7.3%
Energy	3.9%
Cash*	8.3%
Net Assets	100.0%

* Cash Equivalents and Liabilities in Excess of Other Assets.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 97.4%

Banks: 2.5%
10,700	PNC Financial Services
	Group, Inc.	$952,835

Capital Goods: 8.4%
11,000	Illinois Tool Works, Inc.	963,160
3,600	Precision
	Castparts Corp.	908,640
7,400	United
	Technologies Corp.	854,330
1,800	W.W. Grainger, Inc.	457,686
		3,183,816
Chemical Manufacturing: 2.4%
8,300	Ecolab, Inc.	924,122

Consumer Durables

8,500	Under Armour, Inc.*	505,665

Diversified Financials: 7.1%
10,150	American Express Co.	962,930
32,650	The Charles
	Schwab Corp.	879,265
4,500	Intercontinental-
	Exchange, Inc.	850,050
		2,692,245
Electrical Equipment,
Appliance, and Component
Manufacturing: 2.2%
12,500	Emerson Electric Co.	829,500

Energy: 8.3%
9,200	EOG Resources, Inc.	1,075,112
12,200	Noble Energy, Inc.	945,012
9,725	Schlumberger Ltd.	1,147,064
		3,167,188
Food & Staples Retailing: 2.3%
7,700	Costco
	Wholesale Corp.	886,732

Food, Beverage & Tobacco: 2.5%
10,000	Brown-Forman Corp.	941,700

Health Care Equipment
& Services: 5.0%
13,600	AmerisourceBergen
	Corp.	988,176
11,100	UnitedHealth
	Group, Inc.	907,425
		1,895,601
Household & Personal
Products: 4.7%
14,300	Colgate-Palmolive Co.	974,974
11,000	Estée Lauder
	Companies, Inc. -
	Class-A	816,860
		1,791,834
Materials: 6.8%
10,900	FMC Corp.	775,971
7,400	Monsanto Co.	923,076
6,600	Praxair, Inc.	876,744
		2,575,791
Media: 2.6%
11,750	The Walt Disney Co.	1,007,445

Pharmaceuticals, Biotechnology
& Life Sciences: 7.3%
12,400	Celgene Corp.*	1,064,912
8,400	Johnson & Johnson	878,808
5,700	Perrigo Co.	830,832
		2,774,552
Retailing: 8.9%
15,900	Dollar Tree, Inc.*	865,914
10,600	The Home Depot, Inc.	858,176
750	Priceline Grp, Inc.*	902,250
14,400	The TJX
	Companies, Inc.	765,360
		3,391,700
Semiconductors & Semiconductor
Equipment: 2.3%
16,100	Analog Devices, Inc.	870,527

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Shares		Value

Software & Services: 15.1%
15,000	Adobe Systems, Inc.*	$1,085,400
18,600	Cognizant Technology
	Solutions Corp.*	909,726
17,350	eBay, Inc.*	868,541
38,200	Fortinet, Inc.*	959,966
975	Google, Inc. - Class A*	570,053
775	Google, Inc. - Class C*	445,842
4,250	Visa, Inc.	895,517
		5,735,045
Technology Hardware
& Equipment: 5.2%
11,900	Apple, Inc.	1,105,867
11,325	QUALCOMM, Inc.	896,940
		2,002,807

14,500	Canadian National
	Railway Co.	942,790
TOTAL COMMON STOCKS
(Cost $29,517,828)		37,071,895

SHORT-TERM INVESTMENTS: 2.6%

Money Market Fund: 2.6%
1,001,408	Invesco Short-Term
	Prime Portfolio -
	Institutional Class
	0.010%(1)	1,001,408

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,001,408)		1,001,408

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $30,519,236)		38,073,303
Liabilities in Excess of
Other Assets: 0.0%		(13,046)
TOTAL NET
ASSETS: 100.0%		$38,060,257

*	Non-income producing security.
(1)	Seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 95.7%

Banks: 2.3%
30,000	Signature Bank*	$3,785,400

Capital Goods: 17.4%
95,000	Donaldson
	Company, Inc.	4,020,400
55,000	Graco Inc.	4,294,400
100,000	Hexcel Corp.*	4,090,000
35,000	Hubbell Inc. – Class B	4,310,250
45,000	Lennox
	International Inc.	4,030,650
135,000	MasTec, Inc.*	4,160,700
15,000	W.W. Grainger, Inc.	3,814,050
		28,720,450

Commercial & Professional
Services: 4.9%
65,000	Cintas Corp.	4,130,100
55,000	Equifax Inc.	3,989,700
		8,119,800
Consumer Durables
& Apparel: 7.2%
55,000	Carter’s, Inc.	3,791,150
70,000	Jarden Corp.*	4,154,500
150,000	Wolverine World
	Wide, Inc.	3,909,000
		11,854,650
Consumer Services: 2.3%
145,000	Texas Roadhouse, Inc.	3,770,000

Diversified Financials: 2.5%
80,000	Raymond James
	Financial, Inc.	4,058,400

Energy: 5.1%
25,000	Core Laboratories N.V.	4,176,500
55,000	Oceaneering
	International, Inc.	4,297,150
		8,473,650
Food, Beverage & Tobacco: 4.5%
45,000	The Hain Celestial
	Group, Inc.*	3,993,300
46,000	Ingredion Inc.	3,451,840
		7,445,140
Health Care Equipment
& Services: 7.4%
30,000	The Cooper
	Companies, Inc.	4,065,900
35,000	Henry Schein, Inc.*	4,153,450
30,000	IDEXX
	Laboratories, Inc.*	4,007,100
		12,226,450
Household & Personal
Products: 2.5%
60,000	Church & Dwight
	Co., Inc.	4,197,000

Materials: 4.8%
55,000	FMC Corp.	3,915,450
40,000	Sigma-Aldrich Corp.	4,059,200
		7,974,650
Media: 2.5%
50,000	Scripps Networks
	Interactive, Inc. -
	Class A	4,057,000

Pharmaceuticals, Biotechnology
& Life Sciences: 2.6%
80,000	PAREXEL
	International Corp.*	4,227,200

Retailing: 9.7%
85,000	The Buckle, Inc.	3,770,600
27,000	O’Reilly
	Automotive, Inc.*	4,066,200
60,000	Ross Stores, Inc.	3,967,800
60,000	Williams-Sonoma, Inc.	4,306,800
		16,111,400
Semiconductor & Semiconductor
Equipment: 2.6%
93,000	Skyworks
	Solutions, Inc.	4,367,280

Software & Services: 9.9%
15,000	Alliance Data
	Systems Corp.*	4,218,751
55,000	ANSYS, Inc.*	4,170,100
70,000	Jack Henry &
	Associates, Inc.	4,160,100

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Shares		Value

Software & Services: 9.9% (Continued)
100,000	Synopsys, Inc.*	$3,882,000
		16,430,951
Technology Hardware &
Equipment: 5.0%
37,000	F5 Networks, Inc.*	4,123,280
45,000	FEI Co.	4,082,850
		8,206,130
Transportation: 2.5%
55,000	J.B. Hunt Transport
	Services, Inc.	4,057,900

TOTAL COMMON STOCKS
(Cost $144,624,128)		158,083,451

REAL ESTATE
INVESTMENT TRUSTS: 2.4%
55,000	Camden Property Trust	3,913,250

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $3,639,514)		3,913,250

SHORT-TERM INVESTMENTS: 4.9%

Money Market Funds: 4.9%
294,885	Invesco Short-Term
	Investments Treasury
	Portfolio -
	Institutional Class,
	0.010%(1)	294,885
7,927,614	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.010%(1)	7,927,614
		8,222,499
TOTAL SHORT-TERM
INVESTMENTS
(Cost $8,222,499)		8,222,499
TOTAL INVESTMENTS
IN SECURITIES: 103.0%
(Cost $156,486,141)		170,219,200
Liabilities in Excess
of Other Assets: (3.0)%		(5,031,512)
TOTAL NET
ASSETS: 100.0%		$165,187,688

*	Non-income producing security.
(1)	Seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 87.9%

Banks: 4.0%
26,600	People’s United
	Financial, Inc.	$403,522

Capital Goods: 8.8%
10,800	Fortune Brands Home
	& Security, Inc.	431,244
4,250	United Rentals, Inc.*	445,102
		876,346
Commercial &
Professional Services: 3.1%
5,200	Verisk Analytics, Inc.*	312,104

Consumer Services: 8.1%
18,450	Diamond Resorts
	International, Inc.*	429,331
5,025	Las Vegas Sands Corp.	383,006
		812,337
Energy: 3.9%
4,900	Phillips 66	394,107

Food & Staples Retailing: 7.3%
88,600	SuperValu, Inc.*	728,292

Health Care Equipment
& Services: 3.8%
3,635	Teleflex, Inc.	383,856

Materials: 7.5%
3,000	Airgas, Inc.	326,730
15,800	Tronox Ltd.	425,020
		751,750
Media: 7.3%
12,100	Starz*	360,459
10,575	Twenty-First Century
	Fox, Inc.	371,711
		732,170
Pharmaceuticals, Biotechnology
& Life Sciences: 4.0%
3,125	Valeant Pharmaceuticals
	International, Inc.*	394,125

Retailing: 7.0%
11,800	HSN, Inc.	699,032

Software & Services: 13.0%
9,300	Cardtronics, Inc.*	316,944
2,200	Equinix, Inc.*	462,198
14,200	VeriFone
	Systems, Inc.*	521,850
		1,300,992
Technology Hardware &
Equipment: 6.0%
7,150	Palo Alto Networks, Inc.*	599,528

Transportation: 4.1%
2,250	Canadian Pacific
	Railway Ltd.	407,565

TOTAL COMMON STOCKS
(Cost $6,901,833)		8,795,726

REAL ESTATE
INVESTMENT TRUSTS 3.8%
4,200	American Tower Corp.	377,916

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $319,548)		377,916

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 8.5%

Money Market Funds: 8.5%
373,848	Invesco Short-Term
Investments Treasury
Portfolio - Institutional
Class, 0.010%(1)	$373,848
478,085	Invesco Short-Term
Prime Portfolio -
Institutional Class,
0.010%(1)	478,085
851,933
TOTAL SHORT-TERM
INVESTMENTS
(Cost $851,933)	851,933

TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $8,073,314)	10,025,575
Liabilities in Excess of
Other Assets: (0.2)%	(18,279)

TOTAL NET
ASSETS: 100.0%	$10,007,296

*	Non-income producing security.
(1)	Seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $30,519,236, $156,486,141, and
$8,073,314, respectively)	$38,073,303	$170,219,200	$10,025,575
Cash	2,888	—	—
Receivables:
Fund shares sold	39,846	957,470	1,015
Dividends and interest	15,265	112,942	2,057
Investments sold	—	1,630,580	—
Due from advisor, net	—	—	12,249
Prepaid expenses	33,424	28,464	26,058
Total assets	38,164,726	172,948,656	10,066,954
LIABILITIES:
Payables:
Investment securities purchased	—	7,586,205	—
Fund shares redeemed	27,156	46,543	3,000
Distribution fees	12,136	4,726	1,532
Transfer agent fees	15,089	13,137	11,869
Fund accounting fees	11,198	7,860	10,848
Administration fees	9,668	9,010	6,077
Investment advisory fees, net	1,330	73,944	—
Chief Compliance Officer fees	2,221	2,221	2,221
Custody fees	1,120	1,609	1,474
Trustee fees	923	948	966
Other accrued expenses	23,628	14,765	21,671
Total liabilities	104,469	7,760,968	59,658
NET ASSETS	$38,060,257	$165,187,688	$10,007,296

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited) (Continued)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$28,447,205	$147,877,600	$8,054,009
Undistributed net investment income	47,910	108,043	11,892
Undistributed net realized gain (loss) on
investments and foreign currency	2,011,145	3,468,986	(10,866)
Net unrealized appreciation on investments	7,554,067	13,733,059	1,952,261
Net unrealized depreciation on translation
of other assets and liabilities in
foreign currency	(70)	—	—
Net assets	$38,060,257	$165,187,688	$10,007,296
Retail Class:
Net assets	$19,998,756	$11,477,183	$2,607,751
Shares issued and outstanding (unlimited number
of shares authorized without par value)	907,947	828,140	190,164
Net asset value, and redemption price per share	$22.03	$13.86	$13.71
Institutional Class:
Net assets	$18,061,501	$153,710,505	$7,399,545
Shares issued and outstanding (unlimited number
of shares authorized without par value)	818,892	11,057,257	537,707
Net asset value, and redemption price per share	$22.06	$13.90	$13.76

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2014 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $992, $1,763, and $311, respectively)	$198,216	$555,386	$47,634
Interest	439	3,366	258
Total investment income	198,655	558,752	47,892
EXPENSES (NOTE 3)
Investment advisory fees	87,814	354,791	27,153
Transfer agent fees	32,439	38,668	24,134
Distribution fees	24,012	7,219	2,910
Administration fees	23,814	34,446	17,703
Fund accounting fees	22,290	23,142	21,692
Registration fees	13,999	15,077	14,200
Audit fees	10,981	10,981	10,981
Miscellaneous expenses	4,927	5,570	3,985
Chief Compliance Officer fees	4,471	4,471	4,471
Reports to shareholders	4,190	5,106	4,056
Legal fees	3,000	3,076	2,413
Custody fees	2,927	4,441	2,939
Trustee fees	2,313	2,369	2,206
Insurance expense	796	2,199	2,071
Total expenses	237,973	511,556	140,914
Less: fees waived	(82,238)	(60,847)	(104,063)
Net expenses	155,735	450,709	36,851
Net investment income	42,920	108,043	11,041
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
& foreign currency	1,760,120	3,330,819	(198,368)
Change in net unrealized
appreciation (depreciation) on investments	(201,930)	753,914	745,314
Change in net unrealized depreciation on
translation of other assets and liabilities in
foreign currency	(70)	—	—
Net realized and unrealized
gain on investments	1,558,120	4,084,733	546,946
Net increase in net assets
resulting from operations	$1,601,040	$4,192,776	$557,987

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2014	December 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,920	$108,549
Net realized gain on investments	1,760,120	1,724,023
Change in net unrealized appreciation
(depreciation) on investments	(201,930)	4,982,476
Change in net unrealized depreciation on
translation of other assets and liabilities in
foreign currency	(70)	—
Net increase in net assets
resulting from operations	1,601,040	6,815,048
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(41,394)
Institutional Class	—	(62,743)
From net realized gain on investments:
Retail Class	—	(293,204)
Institutional Class	—	(221,179)
Total distributions to shareholders	—	(618,520)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares - Retail Class(1)	(507,080)	(2,494,456)
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	2,499,069	11,986,332
Total increase in net assets
from capital share transactions	1,991,989	9,491,876
Total increase in net assets	3,593,029	15,688,404
NET ASSETS
Beginning of period/year	34,467,228	18,778,824
End of period/year	$38,060,257	$34,467,228
Undistributed net investment income	$47,910	$4,990

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transactions is as follows:
	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Value	Shares	Value

Retail Class
Shares sold	73,177	$1,539,167	348,889	$6,477,101
Shares issued in
reinvestment of distributions	—	—	10,622	222,843
Shares redeemed(2)	(97,586)	(2,046,247)	(513,875)	(9,194,400)
Net decrease	(24,409)	$(507,080)	(154,364)	$(2,494,456)

(2) Net of redemption fees of $1,110 and $664, respectively.
	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Value	Shares	Value

Institutional Class
Shares sold	188,213	$3,959,661	690,819	$12,558,397
Shares issued in
reinvestment of distributions	—	—	6,889	144,524
Shares redeemed(3)	(70,438)	(1,460,592)	(37,373)	(716,589)
Net increase	117,775	$2,499,069	660,335	$11,986,332

(3) Net of redemption fees of $0 and $1,487, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2014	December 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$108,043	$(3,211)
Net realized gain on investments	3,330,819	898,070
Change in net unrealized appreciation on investments	753,914	12,464,455
Net increase in net assets
resulting from operations	4,192,776	13,359,314
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments:
Retail Class	—	(56,982)
Institutional Class	—	(887,078)
Total distributions to shareholders	—	(944,060)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	7,433,202	2,740,742
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	91,624,678	15,969,375
Total increase in net assets
from capital share transactions	99,057,880	18,710,117
Total increase in net assets	103,250,656	31,125,371
NET ASSETS
Beginning of period/year	61,937,032	30,811,661
End of period/year	$165,187,688	$61,937,032
Undistributed net investment income	$108,043	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transactions is as follows:
	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Value	Shares	Value
Retail Class
Shares sold	570,207	$7,664,029	302,430	$3,501,055
Shares issued in
reinvestment of distributions	—	—	2,952	40,024
Shares redeemed(2)	(17,101)	(230,827)	(70,652)	(800,337)
Net increase	553,106	$7,433,202	234,730	$2,740,742

(2) Net of redemption fees of $1,118 and $3,049, respectively.
	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Value	Shares	Value
Institutional Class
Shares sold	7,195,590	$97,245,465	1,852,743	$23,045,434
Shares issued in
reinvestment of distributions	—	—	16,830	228,714
Shares redeemed(3)	(415,501)	(5,620,787)	(581,034)	(7,304,773)
Net increase	6,780,089	$91,624,678	1,288,539	$15,969,375

(3) Net of redemption fees of $1,097 and $3,447, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2014	December 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,041	$24,787
Net realized gain (loss) on investments	(198,368)	12,809
Change in net unrealized appreciation on investments	745,314	1,180,922
Net increase in net assets
resulting from operations	557,987	1,218,518
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(3,540)
Institutional Class	—	(20,388)
From net realized gain on investments:
Retail Class	—	(30,010)
Institutional Class	—	(90,089)
Total distributions to shareholders	—	(144,027)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	361,067	1,393,282
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	671,581	4,227,480
Total increase in net assets from
capital share transactions	1,032,648	5,620,762
Total increase in net assets	1,590,635	6,695,253
NET ASSETS
Beginning of period/year	8,416,661	1,721,408
End of period/year	$10,007,296	$8,416,661
Undistributed net investment income	$11,892	$851

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transactions is as follows:
	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Value	Shares	Value
Retail Class
Shares sold	33,735	$442,411	158,850	$1,833,738
Shares issued in
reinvestment of distributions	—	—	2,177	28,016
Shares redeemed(2)	(6,214)	(81,344)	(41,822)	(468,472)
Net increase	27,521	$361,067	119,205	$1,393,282

(2) Net of redemption fees of $19 and $185, respectively.
	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Value	Shares	Value
Institutional Class
Shares sold	111,472	$1,466,740	390,751	$4,562,475
Shares issued in
reinvestment of distributions	—	—	4,541	58,584
Shares redeemed(3)	(60,049)	(795,159)	(32,853)	(393,579)
Net increase	51,423	$671,581	362,439	$4,227,480

(3) Net of redemption fees of $20 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended						Period
	June 30,						Ended
	2014		Year Ended December 31,				December 31,
	(Unaudited)		2013	2012	2011	2010	2009	*
Net asset value,
beginning of period/year	$21.10		$16.66	$14.97	$14.64	$13.35	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(1)	0.06 (1)	0.08 (1)	0.08 (1)	0.08 (1)	0.03
Net realized and unrealized
gain on investments	0.92		4.74	1.69	0.33	1.28	3.35
Total from
investment operations	0.93		4.80	1.77	0.41	1.36	3.38
LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	(0.08)	(0.08)	(0.07)	(0.03)
From net realized gain	—		(0.32)	—	—	—	—
Total distributions	—		(0.36)	(0.08)	(0.08)	(0.07)	(0.03)
Paid-in capital from
redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)
Net asset value,
end of period/year	$22.03		$21.10	$16.66	$14.97	$14.64	$13.35
Total Return	4.41	%^	28.84%	11.81%	2.79%	10.18%	33.76	%^
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$20.0		$19.7	$18.1	$14.1	$11.7	$5.7
Portfolio turnover rate	22	%^	51%	52%	31%	69%	38	%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.47	%+	1.70%	1.97%	1.42%	2.10%	8.15	%+
After fees waived and
expenses absorbed	1.00	%+	1.00%	1.00%	1.00%	1.06%#	1.25	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.34	)%+	(0.38)%	(0.46)%	0.13%	(0.47)%	(6.39	)%+
After fees waived and
expenses absorbed	0.13	%+	0.32%	0.51%	0.55%	0.57%	0.51	%+

*	The Fund and the Retail Class shares commenced operations on March 31, 2009.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class shares annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended					Period
	June 30,					Ended
	2014		Year Ended December 31,			December 31,
	(Unaudited)		2013	2012	2011	2010	*
Net asset value,
beginning of period/year	$21.10		$16.64	$14.97	$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.04		0.11	0.01	0.12	0.10
Net realized and unrealized
gain on investments	0.92		4.76	1.78	0.33	0.98
Total from investment operations	0.96		4.87	1.79	0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.12)	(0.12)	(0.10)
From net realized gain	—		(0.32)	—	—	—
Total distributions	—		(0.41)	(0.12)	(0.12)	(0.10)
Paid-in capital from
redemption fees (Note 2)	—		0.00 (2)	—	—	—
Net asset value,
end of period/year	$22.06		$21.10	$16.64	$14.97	$14.64
Total Return	4.55	%^	29.27%	11.94%	3.04%	7.88	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$18.1		$14.8	$0.7	$19.7	$18.6
Portfolio turnover rate	22	%^	51%	52%	31%	69	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.22	%+	1.45%	1.72%	1.17%	1.39	%+
After fees waived and
expenses absorbed	0.75	%+	0.75%	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.09	)%+	(0.10)%	(0.93)%	0.36%	0.42	%+
After fees waived and
expenses absorbed	0.38	%+	0.60%	0.04%	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2014		December 31,	December 31,
	(Unaudited)		2013	2012	*
Net asset value, beginning of period/year	$13.58		$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.00	)(2)	(0.02)	0.03
Net realized and unrealized
gain on investments	0.28		3.63	0.13
Total from investment operations	0.28		3.61	0.16

LESS DISTRIBUTIONS:
From net realized gain	—		(0.21)	—
Total distributions	—		(0.21)	—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.02	—
Net asset value, end of period/year	$13.86		$13.58	$10.16
Total Return	2.06	%^	35.72%	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$11.5		$3.7	$0.4
Portfolio turnover rate	20	%^	31%	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.10	%+	1.42%	3.83	%+
After fees waived and expenses absorbed	1.00	%+	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.12	)%+	(0.62)%	(0.95	)%+
After fees waived and expenses absorbed	(0.02	)%+	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2014		December 31,		December 31,
	(Unaudited)		2013		2012	*
Net asset value, beginning of period/year	$13.61		$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.01		0.00	(2)	(0.00	)(3)
Net realized and unrealized
gain on investments	0.28		3.65		0.17
Total from investment operations	0.29		3.65		0.17

LESS DISTRIBUTIONS:
From net realized gain	—		(0.21)		—
Total distributions	—		(0.21)		—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, end of period/year	$13.90		$13.61		$10.17
Total Return	2.13	%^	35.88%		1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$153.7		$58.2		$30.4
Portfolio turnover rate	20	%^	31%		0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.85	%+	1.17%		3.58	%+
After fees waived and expenses absorbed	0.75	%+	0.75%		0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.09	%+	(0.42)%		(3.12	)%+
After fees waived and expenses absorbed	0.19	%+	0.00	%(4)	ǂ(0.29)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
(3)	Less than $(0.005) per share.
(4)	Less than 0.005%.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2014		December 31,	December 31,
	(Unaudited)		2013	2012	*
Net asset value, beginning of period/year	$12.95		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.00	(2)	0.03	0.03
Net realized and unrealized
gain on investments	0.76		2.84	0.29
Total from investment operations	0.76		2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.03)
From net realized gain	—		(0.19)	—
Total distributions	—		(0.21)	(0.03)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	—
Net asset value, end of period/year	$13.71		$12.95	$10.29
Total Return	5.87	%^	27.89%	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$2.6		$2.1	$0.4
Portfolio turnover rate	24	%^	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.30	%+	5.20%	21.16	%+
After fees waived and expenses absorbed	1.00	%+	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(2.24	)%+	(3.95)%	(18.68	)%+
After fees waived and expenses absorbed	0.06	%+	0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2014		December 31,	December 31,
	(Unaudited)		2013	2012	*
Net asset value, beginning of period/year	$12.98		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.02		0.06	0.03
Net realized and unrealized
gain on investments	0.76		2.86	0.29
Total from investment operations	0.78		2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	(0.03)
From net realized gain	—		(0.19)	—
Total distributions	—		(0.23)	(0.03)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	—	—
Net asset value, end of period/year	$13.76		$12.98	$10.29
Total Return	6.01	%^	28.38%	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.4		$6.3	$1.3
Portfolio turnover rate	24	%^	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.05	%+	4.95%	20.91	%+
After fees waived and expenses absorbed	0.75	%+	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.99	)%+	(3.70)%	(18.63	)%+
After fees waived and expenses absorbed	0.31	%+	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014. See the Schedule of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$37,071,895	$—	$—	$37,071,895
Short-Term Investments	1,001,408	—	—	1,001,408
Total Investments in Securities	$38,073,303	$—	$—	$38,073,303

Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$158,083,451	$—	$—	$158,083,451
Real Estate Investment Trusts	3,913,250	—	—	3,913,250
Short-Term Investments	8,222,499	—	—	8,222,499
Total Investments in Securities	$170,219,200	$—	$—	$170,219,200

Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,795,726	$—	$—	$8,795,726
Real Estate Investment Trusts	377,916	—	—	377,916
Short-Term Investments	851,933	—	—	851,933
Total Investments in Securities	$10,025,575	$—	$—	$10,025,575

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.
There were no transfers made into or out of Level 1, 2, or 3 during the six months ended June 30, 2014.
B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At December 31, 2013, the Funds deferred, on a tax basis, a post October loss of $0, $1,158, $0, which will be recognized in the following year for the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund and Congress All Cap Opportunity Fund, respectively.

At December 31, 2013, there were no capital loss carry-forwards for any of the Funds.

As of June 30, 2014, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

tax returns filed for the last three years.  Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts.  As of June 30, 2014, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 –	COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”) for each Fund.  Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the six months ended June 30, 2014, are disclosed in the Statements of Operations.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual expense ratio to 1.00% and each Fund’s Institutional Class annual expense ratio to 0.75% of each class’s average daily net assets.  The amounts of expenses reimbursed during the six months ended June 30, 2014, are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2014, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Congress Large Cap Growth Fund:
Expiration	Amount
December 31, 2014	$139,524
December 31, 2015	183,699
December 31, 2016	174,827
December 31, 2017	82,238
$580,288

Congress Mid Cap Growth Fund:
Expiration	Amount
December 31, 2015	$48,344
December 31, 2016	184,086
December 31, 2017	60,847
$293,277

Congress All Cap Opportunity Fund:
Expiration	Amount
December 31, 2015	$45,905
December 31, 2016	227,233
December 31, 2017	104,063
$377,201

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund.  Fees paid by each Fund for Administration and Chief Compliance Officer services for the six months ended June 30, 2014, are disclosed in the Statements of Operations.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the six months ended June 30, 2014, are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the six months ended June 30, 2014, were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$ 9,152,490	$ 7,498,309
Congress Mid Cap Growth Fund	$121,185,960	$23,645,578
Congress All Cap Opportunity Fund	$ 2,435,555	$ 2,102,454

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2014 (estimated) and the year ended December 31, 2013, were as follows:

Congress Large Cap Growth Fund:
	2014	2013
Distributions paid from:
Ordinary Income	$—	$104,137
Long-term capital gain	—	514,383
	$—	$618,520

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Congress Mid Cap Growth Fund:
	2014	2013
Distributions paid from:
Ordinary Income	$—	$872,375
Long-term capital gain	—	71,685
	$—	$944,060

Congress All Cap Opportunity Fund:
	2014	2013
Distributions paid from:
Ordinary Income	$—	$33,933
Long-term capital gain	—	110,094
	$—	$144,027

As of December 31, 2013, the components of the accumulated earnings/(losses) on a tax basis were as follows(a):

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of investments*	$26,746,386	$48,583,839	$7,094,466
Gross tax unrealized appreciation	7,765,534	13,497,803	1,472,178
Gross tax unrealized depreciation	(9,537)	(379,333)	(138,909)
Net unrealized appreciation	$7,755,997	$13,118,470	$1,333,269
Undistributed ordinary income	4,990	—	851
Undistributed long-term
capital gain	251,025	—	61,180
Total distributable earnings	8,012,012	13,118,470	1,395,300
Other accumulated gains/(losses)	—	(1,158)	—
Total accumulated gains	$8,012,012	$13,117,312	$1,395,300

(a)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments at the Funds’ previous fiscal year end.
*	The difference between book and tax is primarily due to wash sales and transfers in kind.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Congress Large Cap Growth Fund and the Congress Mid Cap Growth Fund credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions.  The maximum amount available for the Large Cap Growth Fund is $2,000,000 and for the Mid Cap Growth Fund is $15,000,000.  During the six months ended June 30, 2014, the Funds did not draw on the lines of credit and there was no loan payable balance for the Funds at June 30, 2014.  The All Cap Opportunity Fund did not have a line of credit as of June 30, 2014.

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2014 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expenses or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2014 (Unaudited) (Continued)

transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14
Retail Class Actual	$1,000.00	$1,044.10	$5.07(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01(1)
Institutional Class Actual	$1,000.00	$1,045.50	$3.80(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76(2)

Congress Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14
Retail Class Actual	$1,000.00	$1,020.60	$5.01(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01(1)
Institutional Class Actual	$1,000.00	$1,021.30	$3.76(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76(2)

Congress All Cap Opportunity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14
Retail Class Actual	$1,000.00	$1,058.70	$5.10(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01(1)
Institutional Class Actual	$1,000.00	$1,060.10	$3.83(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% , (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us verbally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789
Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458
Congress All Cap Opportunity Fund
Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                        /s/Elaine E Richards
Elaine E Richards, President

Date     August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Elaine E Richards
Elaine E Richards, President

Date     August 27, 2014

By (Signature and Title)*                    /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     September 3, 2014

* Print the name and title of each signing officer under his or her signature.